Concentrations and Risks	12 Months Ended
Dec. 31, 2022
Risks and Uncertainties [Abstract]
Concentrations and Risks
3.	Concentrations and Risks

a)	Telecommunications service provider
The Group relied on telecommunications service providers and their affiliates for servers and bandwidth services
to support its operations for the years ended December 31, 2020, 2021 and 2022 as follows:

	For the Year Ended December 31,
	2020	2021	2022

	RMB in thousands
Total number of telecommunications service providers	116	126	153
Number of service providers providing 10% or more of the Group’s servers and bandwidth expenditure	3	3	3
Total percentage of the Group’s servers and bandwidth expenditure provided by 10% or greater service providers	55%	55%	45%

b)	Foreign currency exchange rate risk
The functional currency and the reporting currency of the Company are U.S. dollars and RMB, respectively. The Group’s exposure to foreign currency exchange rate risk primarily relates to cash and cash equivalents, time deposits, short-term and long-term investments, short-term loan, long-term debt and accounts payable denominated in the U.S. dollars. Most of the Group’s revenues, costs and expenses are denominated in RMB, while the short-term loan, long-term debt and a portion of cash and cash equivalents, time deposits, short-term and long-term investments, and accounts payable are denominated in U.S. dollars. Any significant fluctuation of RMB against U.S. dollars may materially and adversely affect the Group’s cash flows, revenues, earnings and financial positions.

c)	Credit risk
The Group’s financial instruments potentially subject to significant concentrations of credit risk primarily consist of cash and cash equivalents, time deposits, restricted cash, accounts receivable, and money market funds (recorded in the short-term investments) and financial products (recorded in the short-term and long-term investments) with variable interest rates referenced to performance of underlying assets issued by commercial banks and other financial institutions. As of December 31, 2021 and 2022, substantially all of the Group’s cash and cash equivalents and time deposits were held in major financial institutions located in the United States of America and China, which management consider being of high credit quality. Accounts receivable is typically unsecured and is primarily derived from revenue earned from mobile game services (mainly relates to remittances due from payment channels and distribution channels) and advertising services. There was no individual payment channel that had receivable balance exceeding 10% of the Group’s accounts receivable balance as of December 31, 2021 and 2022.

d)	Major customers and supplying channels
No single customer represented 10% or more of the Group’s net revenues for the years ended December 31, 2020, 2021 and 2022.
The Group relied on a distribution channel to publish and generate the iOS version of its mobile games. Mobile game revenues generated through this distribution channel accounted for approximately 11% of the Group’s total net revenues for the year ended December 31, 2020. And there is no single distribution channel of mobile games generated 10% or more of the Group’s net revenues for the years ended December 31, 2021 and 2022.

e)	Mobile games
Mobile game revenues accounted for 40%, 26% and 23% of the Group’s total net revenues for the years ended December 31, 2020, 2021 and 2022, respectively.
One mobile game individually contributing more than 10% of the Group’s total net revenues for the year ended December 31, 2020 was as follows. No mobile games individually contributed more than 10% of the Group’s total net revenues for the year
s
ended December 31, 2021 and 2022.

	For the Year Ended December 31,
	2020	2021	2022
Mobile game 1	11%	N/A	N/A